Stock Options (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Fair Value Disclosures [Abstract]
Schedule of Stock Options
	Number of Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value $
Outstanding and exercisable, July 31, 2014	4,000,000	0.70	1.62	—

	Number of Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value $
Outstanding and exercisable, April 30, 2014	4,000,000	0.70	1.87	—

Schedule Stock-Based Compensation Fair Value
Year Ended April 30, 2014
Risk-free rate	0.36%
Dividend yield	0%
Volatility	124%
Weighted average expected life of the options (years)	2.00